Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common stock	Other equity instruments	Additional paid in capital	Accumulated deficit	Accumulated other comprehensive income (loss)
Balance at Dec. 31, 2014	$ 172,805	$ 930,857	$ 7,767	$ 9,837	$ (760,163)	$ (15,493)
Balance (in shares) at Dec. 31, 2014		63,480,722
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares on exercise of share units (in shares)		575,024
Issue of common shares on exercise of share units		$ 5,010	(5,010)
Issue of common shares in connection with acquisition (in shares)		325,073
Issue of common shares in connection with acquisition	1,162	$ 1,162
Stock-based compensation	13,703		13,703
Net Income (Loss) Attributable to Parent	(99,154)				(99,154)
Other comprehensive income (loss)	(16,889)					(16,889)
Balance at Dec. 31, 2015	$ 71,627	$ 937,029	16,460	9,837	(859,317)	(32,382)
Balance (in shares) at Dec. 31, 2015		64,380,819
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares on exercise of share units (in shares)	845,491
Issue of common shares on exercise of share units		$ 6,639	(6,639)
Issue of common shares in connection with acquisition	$ 99,397	98,742	655
Beneficial conversion feature on convertible debt	242			242
Stock-based compensation	10,450		10,450
Net Income (Loss) Attributable to Parent	(97,573)				(97,573)
Other comprehensive income (loss)	1,295					1,295
Balance at Dec. 31, 2016	85,438	$ 1,042,410	20,926	10,079	(956,890)	(31,087)
Balance (in shares) at Dec. 31, 2016		110,109,092
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares on exercise of share units (in shares)		2,045,617
Issue of common shares on exercise of share units		$ 9,917	(9,917)
Issuance of common shares on public offering, net of costs incurred (in shares)		19,125,000
Issuance of common shares on public offering, net of costs incurred	25,953	$ 25,953
Stock-based compensation	5,238		5,238
Net Income (Loss) Attributable to Parent	(9,979)				(9,979)
Other comprehensive income (loss)	11,382					11,382
Balance at Dec. 31, 2017	$ 118,032	$ 1,078,280	$ 16,247	$ 10,079	$ (966,869)	$ (19,705)
Balance (in shares) at Dec. 31, 2017		131,279,709